UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7123

Advantage Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	8/31
Date of reporting period:	11/30/08

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Emerging Leaders Fund
Dreyfus Future Leaders Fund
Dreyfus Small Company Value Fund
Dreyfus Midcap Value Fund
Dreyfus International Value Fund
Dreyfus Technology Growth Fund
Dreyfus Strategic Value Fund
Dreyfus Structured Midcap Fund
Dreyfus Select Midcap Growth Fund

FORM N-Q

Item 1. Schedule of Investments.

(INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
Dreyfus Emerging Leaders Fund
November 30, 2008 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)

Commercial & Professional Services--7.2%
Anixter International	46,400 a	1,271,360
Beacon Roofing Supply	19,300 b	228,126
COMSYS IT Partners	36,800 b	117,392
Ennis	148,200	1,507,194
Gartner	24,000 a,b	368,640
Nash Finch	20,100 a	901,686
Owens & Minor	44,300 a	1,839,779
Rush Enterprises, Cl. A	109,999 a,b	965,791
ScanSource	36,300 b	617,463
School Specialty	34,100 a,b	546,282
TeleTech Holdings	63,200 a,b	557,424
United Stationers	32,000 b	1,017,920
Wright Express	75,100 a,b	854,638
		10,793,695
Communications--1.3%
iPCS	49,200 b	366,540
NTELOS Holdings	26,300	584,123
Starent Networks	103,500 a,b	1,029,825
		1,980,488
Consumer Durables--3.1%
Fossil	67,800 a,b	1,030,560
Fuel Systems Solutions	37,400 b	1,293,666
Matthews International, Cl. A	29,200	1,192,236
Meritage Homes	18,700 b	231,880
Polaris Industries	32,800 a	895,440
		4,643,782
Consumer Non-Durables--5.9%
American Greetings, Cl. A	131,400	1,513,728
Cal-Maine Foods	72,800 a	1,835,288
Elizabeth Arden	115,900 b	1,634,190
Perry Ellis International	46,900 a,b	254,198
Ralcorp Holdings	37,900 a,b	2,371,024
Warnaco Group	72,900 b	1,304,910
		8,913,338
Consumer Services--2.6%
Jack in the Box	119,300 a,b	2,087,750
Pre-Paid Legal Services	44,800 a,b	1,792,000
		3,879,750
Electronic Technology--9.4%
Amkor Technology	189,100 b	416,020
Benchmark Electronics	62,000 b	786,160
Cognex	90,800 a	1,237,604
Comtech Telecommunications	41,100 b	1,949,373
Cubic	12,200	322,568
EMS Technologies	41,300 b	999,873
Foundry Networks	33,300 a,b	515,817
Hexcel	153,100 b	1,148,250
Imation	55,700	739,696
Intevac	147,900 b	730,626

Novatel Wireless	22,100 b	84,643
OmniVision Technologies	64,600 a,b	387,600
Oplink Communications	29,500 a,b	222,725
Pericom Semiconductor	168,900 b	913,749
Rackable Systems	69,800 b	278,502
Skyworks Solutions	63,900 b	344,421
Transmeta	46,300 a,b	831,085
TTM Technologies	204,200 a,b	1,043,462
Volterra Semiconductor	149,900 a,b	1,121,252
		14,073,426
Energy Minerals--2.5%
Alpha Natural Resources	22,900 b	508,151
Berry Petroleum, Cl. A	15,500 a	181,505
Callon Petroleum	148,700 a,b	364,315
Carrizo Oil & Gas	17,200 a,b	356,040
Comstock Resources	15,700 a,b	658,301
GMX Resources	31,200 a,b	896,376
Stone Energy	48,400 b	804,408
		3,769,096
Finance--21.7%
American Physicians Capital	40,800	1,564,680
AmTrust Financial Services	210,900	1,885,446
Bank Mutual	89,900	921,475
City Holding	45,200 a	1,600,984
CorVel	26,800 b	592,280
Delphi Financial Group, Cl. A	60,400	730,840
Dollar Financial	29,300 a,b	222,094
Ebix	7,100 b	184,068
Extra Space Storage	185,300 a	1,639,905
EZCORP, Cl. A	30,200 b	497,998
FelCor Lodging Trust	210,800 a	356,252
First Midwest Bancorp	59,500 a	1,095,395
First Potomac Realty Trust	69,100	554,873
FirstMerit	26,700 a	587,400
Frontier Financial	119,800 a	342,628
Getty Realty	73,500 a	1,375,185
Glimcher Realty Trust	81,200 a	189,196
Greenhill & Co.	30,400 a	2,070,240
Inland Real Estate	199,200 a	2,225,064
Interactive Brokers Group, Cl. A	17,000 b	310,080
Kite Realty Group Trust	80,600	315,146
Knight Capital Group, Cl. A	108,800 a,b	1,800,640
National Health Investors	13,800 a	311,190
National Penn Bancshares	27,900 a	429,102
Old National Bancorp	22,100 a	379,678
Oriental Financial Group	100,300	629,884
Penson Worldwide	20,200 b	133,320
Phoenix Cos.	186,500 a	531,525
PICO Holdings	6,300 b	142,947
Platinum Underwriters Holdings	19,400	596,162
PMA Capital, Cl. A	69,300 b	349,965
Signature Bank	77,300 b	2,303,540
Sterling Bancshares	53,600	359,120
Sunstone Hotel Investors	137,000 a	653,490
Susquehanna Bancshares	108,200 a	1,653,296
UMB Financial	6,800	325,108

Westamerica Bancorporation	45,600 a	2,424,096
World Acceptance	21,600 b	422,712
		32,707,004
Health Care Technology--12.1%
Abaxis	33,800 b	448,188
Alnylam Pharmaceuticals	86,500 a,b	1,576,895
Bio-Rad Laboratories, Cl. A	7,200 b	533,952
Caraco Pharmaceutical Laboratories	53,800 b	233,492
CONMED	57,100 b	1,342,421
Cynosure, Cl. A	26,000 b	240,240
Invacare	58,400 a	863,152
Isis Pharmaceuticals	87,200 a,b	1,000,184
Martek Biosciences	79,700 a,b	2,227,615
Medicis Pharmaceutical, Cl. A	52,100 a	637,183
Merit Medical Systems	59,100 b	857,541
Momenta Pharmaceuticals	200,200 a,b	1,781,780
Quidel	78,200 b	1,065,866
Regeneron Pharmaceuticals	41,500 b	641,590
Salix Pharmaceuticals	80,200 a,b	649,620
Sirona Dental Systems	13,300 a,b	159,334
SonoSite	17,400 a,b	314,766
STERIS	57,400	1,587,110
ViroPharma	177,400 a,b	2,004,620
		18,165,549
Industrial Services--3.1%
American Ecology	27,800 a	491,504
Bristow Group	25,400 a,b	574,802
Comfort Systems USA	59,300	495,155
Dycom Industries	28,200 b	167,508
EMCOR Group	18,200 b	287,014
Gulf Island Fabrication	28,400	409,244
Michael Baker	21,000 b	690,900
Perini	62,600 a,b	1,198,790
PHI	10,600 b	130,910
Willbros Group	21,900 b	181,113
		4,626,940
Process Industries--4.0%
Darling International	109,300 b	546,500
Glatfelter	120,400 a	1,146,208
Grace (W.R.) & Co.	46,900 b	240,597
GrafTech International	157,700 a,b	1,055,013
Landec	116,900 b	811,286
Minerals Technologies	7,300 a	342,735
OM Group	27,200 a,b	536,656
Sensient Technologies	33,400 a	802,936
Terra Industries	30,800	453,068
		5,934,999
Producer Manufacturing--8.4%
American Superconductor	44,700 a,b	585,123
Ampco-Pittsburgh	14,000	233,100
Apogee Enterprises	53,100 a	414,180
Astec Industries	68,600 a,b	2,075,150
Chart Industries	67,500 b	645,300
CIRCOR International	26,100	569,763
Columbus McKinnon	33,100 b	387,932
DXP Enterprises	88,200 b	1,165,122

Energy Conversion Devices	11,800 a,b	330,164
FuelCell Energy	275,100 a,b	1,199,436
Graham	18,900	171,990
Knoll	169,000	1,820,130
L.B. Foster, Cl. A	21,600 b	688,392
NCI Building Systems	40,200 b	611,844
NN	19,800	27,720
Nordson	8,800 a	285,560
Powell Industries	13,300 b	317,338
Tecumseh Products, Cl. A	72,300 a,b	854,586
Tredegar	17,800	279,816
		12,662,646
Retail Trade--2.8%
Dress Barn	65,400 a,b	512,082
Finish Line, Cl. A	36,700	194,877
Great Atlantic & Pacific Tea	52,400 a,b	272,480
Jo-Ann Stores	28,200 b	391,416
JoS. A. Bank Clothiers	47,200 a,b	922,760
Men's Wearhouse	69,300 a	737,352
Systemax	123,800	1,210,764
		4,241,731
Technology Services--10.1%
CACI International, Cl. A	46,100 b	2,047,301
Chemed	45,300 a	1,846,428
Earthlink	182,000 b	1,212,120
Jack Henry & Associates	93,600 a	1,723,176
Manhattan Associates	89,500 a,b	1,373,825
Micros Systems	15,700 b	261,405
PAREXEL International	108,700 b	904,384
PharMerica	69,400 a,b	1,153,428
Sohu.com	21,500 a,b	1,043,610
SRA International, Cl. A	64,200 b	964,284
Sybase	23,000 a,b	566,720
Tyler Technologies	83,500 a,b	1,054,605
Vignette	109,800 b	955,260
		15,106,546
Transportation--1.3%
Atlas Air Worldwide Holdings	17,300 a,b	264,690
Knightsbridge Tankers	23,300	346,471
Pacer International	66,400	643,416
SkyWest	26,900	408,880
Ultrapetrol Bahamas	69,800 b	278,502
		1,941,959
Utilities--3.7%
El Paso Electric	111,200 b	2,003,824
MGE Energy	23,000 a	814,200
Piedmont Natural Gas	79,800 a	2,681,280
		5,499,304
Total Common Stocks
(cost $233,382,288)		148,940,253

Other Investment--.9%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,329,000)	1,329,000 [c]	1,329,000

Investment of Cash Collateral for
Securities Loaned--29.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $44,020,143)	44,020,143 [c]	44,020,143

Total Investments (cost $278,731,431)	129.4%	194,289,396
Liabilities, Less Cash and Receivables	(29.4%)	(44,130,968)
Net Assets	100.0%	150,158,428

a	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $41,891,234 and the total market value of the collateral held by the fund is $44,020,143.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At November 30 2008, the aggregate cost of investment securities for income tax purposes was $278,731,431. Net unrealized depreciation on investments was $84,442,035 of which $6,215,416 related to appreciated investment securities and $90,657,451 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	194,289,396	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	194,289,396	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Future Leaders Fund
November 30, 2008 (Unaudited)

Common Stocks--110.1%	Shares	Value ($)

Commercial & Professional Services--9.6%
Anixter International	12,200 a,b	334,280
Beacon Roofing Supply	5,000 b	59,100
Darling International	15,900 b	79,500
Gartner	6,500 b	99,840
Kforce	34,300 a,b	233,240
Nash Finch	5,600	251,216
Owens & Minor	13,600 a	564,808
Rush Enterprises, Cl. A	28,000 b	245,840
School Specialty	4,500 a,b	72,090
Sykes Enterprises	32,900 b	610,295
TeleTech Holdings	11,300 b	99,666
Viad	17,300	462,083
Wright Express	23,200 b	264,016
		3,375,974
Communications--1.6%
iPCS	12,300 b	91,635
NTELOS Holdings	8,100	179,901
Starent Networks	28,400 a,b	282,580
		554,116
Consumer Durables--2.7%
Fossil	18,200 a,b	276,640
Matthews International, Cl. A	8,200	334,806
Meritage Homes	4,700 b	58,280
Polaris Industries	9,700 a	264,810
		934,536
Consumer Non-Durables--5.9%
American Greetings, Cl. A	22,000	253,440
Cal-Maine Foods	17,900 a	451,259
Elizabeth Arden	23,700 b	334,170
Perry Ellis International	9,200 a,b	49,864
Ralcorp Holdings	9,900 b	619,344
Warnaco Group	20,900 b	374,110
		2,082,187
Consumer Services--3.4%
Jack in the Box	35,600 b	623,000
Mediacom Communications, Cl. A	20,400 b	51,612
Pre-Paid Legal Services	13,000 b	520,000
		1,194,612
Electronic Technology--11.7%
Amkor Technology	49,100 b	108,020
Benchmark Electronics	3,600 b	45,648
Cognex	19,100	260,333
Comtech Telecommunications	12,400 b	588,132
Digi International	29,400 b	271,068
EMS Technologies	6,600 b	159,786
Foundry Networks	8,800 a,b	136,312
Hexcel	35,600 b	267,000
Imation	14,200	188,576
Intevac	26,400 b	130,416
Novatel Wireless	2,900 b	11,107

OmniVision Technologies	18,100 b	108,600
Pericom Semiconductor	44,000 b	238,040
Rackable Systems	21,200 b	84,588
Skyworks Solutions	47,400 b	255,486
Transmeta	22,700 a,b	407,465
Triumph Group	4,900 a	167,580
TTM Technologies	73,500 a,b	375,585
Volterra Semiconductor	39,700 b	296,956
		4,100,698
Energy Minerals--2.4%
Alpha Natural Resources	6,500 b	144,235
Berry Petroleum, Cl. A	4,700	55,037
Callon Petroleum	38,000 a,b	93,100
Comstock Resources	2,700 b	113,211
GMX Resources	7,200 b	206,856
Stone Energy	13,700 b	227,694
		840,133
Finance--23.4%
American Physicians Capital	11,300	433,355
AmTrust Financial Services	38,300	342,402
City Holding	15,200	538,384
Columbia Banking System	15,300	153,765
Compass Diversified Holdings	5,000	50,050
Delphi Financial Group, Cl. A	14,300 a	173,030
Dollar Financial	8,200 b	62,156
Ebix	1,900 b	49,258
Entertainment Properties Trust	16,900 a	414,557
Extra Space Storage	37,400 a	330,990
EZCORP, Cl. A	9,800 b	161,602
First Midwest Bancorp	15,600	287,196
First Niagara Financial Group	13,400 a	207,834
First Potomac Realty Trust	9,100	73,073
FirstMerit	12,800	281,600
Frontier Financial	26,000 a	74,360
Getty Realty	8,200 a	153,422
Greenhill & Co.	2,600 a	177,060
Inland Real Estate	56,100 a	626,637
Kite Realty Group Trust	21,500	84,065
Knight Capital Group, Cl. A	30,100 b	498,155
Maguire Properties	16,500 a	31,350
National Financial Partners	14,600 a	23,214
National Health Investors	3,500 a	78,925
National Penn Bancshares	31,900 a	490,622
National Retail Properties	19,300 a	258,813
Old National Bancorp	6,300	108,234
optionsXpress Holdings	8,200 a	115,538
Oriental Financial Group	23,900	150,092
Penson Worldwide	5,500 b	36,300
Phoenix Cos.	26,600 a	75,810
PICO Holdings	1,700 b	38,573
PMA Capital, Cl. A	18,900 b	95,445
Senior Housing Properties Trust	11,000 a	153,230
Simmons First National, Cl. A	3,100	91,078
Susquehanna Bancshares	25,000 a	382,000
UMB Financial	1,500	71,715
WesBanco	12,300	317,709
Westamerica Bancorporation	7,500 a	398,700

World Acceptance	5,600 b	109,592
		8,199,891
Health Care Technology--13.4%
Alnylam Pharmaceuticals	14,400 b	262,512
Cadence Pharmaceuticals	35,700 a,b	237,762
Caraco Pharmaceutical Laboratories	14,300 b	62,062
CONMED	17,300 b	406,723
Cynosure, Cl. A	7,700 b	71,148
Invacare	17,400	257,172
Isis Pharmaceuticals	22,700 a,b	260,369
Martek Biosciences	11,500 a,b	321,425
Medicis Pharmaceutical, Cl. A	15,300	187,119
Merit Medical Systems	17,700 b	256,827
Momenta Pharmaceuticals	55,500 a,b	493,950
Quidel	18,900 b	257,607
Regeneron Pharmaceuticals	11,400 b	176,244
Salix Pharmaceuticals	17,400 a,b	140,940
SonoSite	7,300 a,b	132,057
STERIS	22,800	630,420
ViroPharma	47,100 a,b	532,230
		4,686,567
Industrial Services--3.2%
Bristow Group	4,900 a,b	110,887
Comfort Systems USA	15,900	132,765
Dycom Industries	7,000 b	41,580
EMCOR Group	4,800 b	75,696
Gulf Island Fabrication	7,700	110,957
Michael Baker	6,000 b	197,400
Perini	19,400 b	371,510
PHI	3,000 b	37,050
Willbros Group	6,100 b	50,447
		1,128,292
Process Industries--3.4%
Glatfelter	33,200 a	316,064
Grace (W.R.) & Co.	13,400 b	68,742
GrafTech International	46,800 b	313,092
Landec	22,700 b	157,538
Minerals Technologies	2,000	93,900
OM Group	7,300 a,b	144,029
Terra Industries	7,000	102,970
		1,196,335
Producer Manufacturing--9.4%
American Superconductor	12,400 a,b	162,316
Astec Industries	18,400 a,b	556,600
Chart Industries	18,800 b	179,728
CIRCOR International	6,800	148,444
Columbus McKinnon	10,200 b	119,544
DXP Enterprises	23,700 b	313,077
Energy Conversion Devices	2,200 a,b	61,556
FuelCell Energy	76,600 a,b	333,976
Graham	4,700	42,770
Knoll	45,200	486,804
L.B. Foster, Cl. A	6,500 b	207,155
NCI Building Systems	12,800 a,b	194,816
Nordson	3,100 a	100,595
Powell Industries	3,500 b	83,510
Tecumseh Products, Cl. A	20,100 b	237,582

Tredegar	4,600	72,312
		3,300,785
Retail Trade--4.2%
Children's Place Retail Stores	9,100 b	213,395
Dress Barn	13,300 a,b	104,139
Finish Line, Cl. A	10,200	54,162
Insight Enterprises	14,000 b	56,980
Jo-Ann Stores	8,600 b	119,368
JoS. A. Bank Clothiers	12,400 a,b	242,420
Men's Wearhouse	18,300 a	194,712
Systemax	32,800	320,784
Tractor Supply	4,200 b	161,196
		1,467,156
Technology Services--9.8%
AMERIGROUP	13,500 b	331,560
ANSYS	10,900 b	314,574
CACI International, Cl. A	8,800 b	390,808
Centene	6,200 b	114,700
Earthlink	48,300 b	321,678
Jack Henry & Associates	8,300 a	152,803
Magellan Health Services	3,800 b	124,830
Net 1 UEPS Technologies	4,400 b	44,880
PAREXEL International	24,300 b	202,176
PharMerica	21,000 a,b	349,020
Sapient	41,100 b	161,934
Sohu.com	5,700 a,b	276,678
SPSS	3,900 b	95,316
SuccessFactors	17,600 b	109,120
Sybase	9,400 b	231,616
Vignette	22,400 b	194,880
		3,416,573
Transportation--1.3%
Atlas Air Worldwide Holdings	5,400 b	82,620
Knightsbridge Tankers	6,200	92,194
Pacer International	22,400	217,056
Ultrapetrol Bahamas	18,200 b	72,618
		464,488
Utilities--4.7%
El Paso Electric	33,500 b	603,670
MGE Energy	10,600	375,240
Piedmont Natural Gas	19,200 a	645,120
		1,624,030
Total Common Stocks
(cost $59,158,520)		38,566,373

Investment of Cash Collateral for
Securities Loaned--28.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $9,855,609)	9,855,609 [c]	9,855,609

Total Investments (cost $69,014,129)	138.2%	48,421,982
Liabilities, Less Cash and Receivables	(38.2%)	(13,391,183)
Net Assets	100.0%	35,030,799

a	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $9,372,136 and the total market value of the collateral held by the fund is $9,855,609.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At November 30, 2008 , the aggregate cost of investment securities for income tax purposes was $69,014,129.

Net unrealized depreciation on investments was $20,592,148 of which $1,729,496 related to appreciated investment securities and $22,321,644 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	48,421,982	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	48,421,982	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Small Company Value Fund
November 30, 2008 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)

Consumer Discretionary--18.2%
Abercrombie & Fitch, Cl. A	50,780 a	981,578
Advance Auto Parts	38,710	1,175,236
Autoliv	9,480	180,973
Children's Place Retail Stores	30,640 a,b	718,508
Citi Trends	100,960 b	1,241,808
Coldwater Creek	215,470 a,b	413,702
DSW, Cl. A	19,440 a,b	195,372
Fred's, Cl. A	111,620	1,283,630
Guess?	21,430	283,519
Hanesbrands	73,210 a,b	945,873
hhgregg	57,310 a,b	341,568
Hot Topic	49,600 b	407,712
Mohawk Industries	28,300 a,b	869,942
P.F. Chang's China Bistro	45,940 a,b	860,456
Pool	19,330	333,056
Pulte Homes	65,140	693,741
True Religion Apparel	17,950 b	225,991
Warnaco Group	33,860 b	606,094
		11,758,759
Consumer Staples--6.0%
Great Atlantic & Pacific Tea	237,190 a,b	1,233,388
Sanderson Farms	32,930 a	1,026,757
Smithfield Foods	122,000 a,b	830,820
Winn-Dixie Stores	54,534 b	815,283
		3,906,248
Energy--8.0%
Comstock Resources	35,040 b	1,469,227
Holly	44,040	801,088
Key Energy Services	51,050 b	242,488
PetroHawk Energy	151,130 b	2,640,241
		5,153,044
Exchange Traded Funds--1.0%
iShares Russell 2000 Index Fund	13,560 a	641,930
Financial--15.3%
Cypress Sharpridge Investments	70,633 c	839,120
East West Bancorp	42,370 a	627,076
First Cash Financial Services	31,449 a,b	484,944
First Horizon National	95,060 a	1,016,191
Hanover Insurance Group	50,760	2,046,643
HCC Insurance Holdings	17,500	407,925
Jefferies Group	83,550 a	1,039,362
KBW	14,371 a,b	326,365
MFA Mortgage Investments	136,490	844,873
PartnerRe	25,960 a	1,816,162
RenaissanceRe Holdings	9,000	424,170

		9,872,831
Health Care--13.7%
Alliance Imaging	93,370 b	730,153
Alpharma, Cl. A	29,260 a,b	1,056,286
Amedisys	34,430 a,b	1,338,983
Amylin Pharmaceuticals	128,710 a,b	953,741
AngioDynamics	55,130 b	657,701
Biovail	225,290	1,926,230
MDS	164,490 b	1,158,010
Omnicell	66,560 b	754,790
Volcano	18,310 b	298,819
		8,874,713
Industrial--12.1%
Altra Holdings	90,930 b	700,161
EnergySolutions	98,170	447,655
First Advantage, Cl. A	7,624 b	95,834
Heartland Express	22,840 a	352,650
Huron Consulting Group	9,140 a,b	476,194
Interline Brands	99,710 b	921,320
McDermott International	51,740 b	504,465
Navigant Consulting	100,110 b	1,893,080
Thomas & Betts	25,180 b	478,168
TransDigm Group	32,560 a,b	1,155,880
UTi Worldwide	71,890	770,661
		7,796,068
Information Technology--15.1%
Applied Micro Circuits	54,972 a,b	203,396
Ariba	76,460 a,b	615,503
Atheros Communications	25,620 b	374,052
Cypress Semiconductor	438,080 a,b	1,634,038
DealerTrack Holdings	93,860 a,b	1,112,241
Emulex	85,900 a,b	612,467
Intersil, Cl. A	25,740	233,204
Lawson Software	46,480 b	182,202
Macrovision Solutions	82,450 b	969,612
MSC.Software	79,400 b	595,500
SRA International, Cl. A	82,810 b	1,243,806
Synchronoss Technologies	173,387 a,b	1,217,177
Teradyne	164,480 b	623,379
Websense	8,670 b	140,194
		9,756,771
Materials--.4%
Spartech	49,400	286,520
Telecommunication Services--1.5%
Leap Wireless International	49,810 a,b	996,200
Utilities--8.5%
Central Vermont Public Service	35,560	671,728
CMS Energy	154,380 a	1,568,501
DPL	92,950 a	1,935,219
Portland General Electric	70,670	1,293,968
		5,469,416
Total Common Stocks

(cost $85,616,826)		64,512,500

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $84,000)	84,000 [d]	84,000
Investment of Cash Collateral for
Securities Loaned--29.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $19,245,184)	19,245,184 [d]	19,245,184

Total Investments (cost $104,946,010)	129.7%	83,841,684
Liabilities, Less Cash and Receivables	(29.7%)	(19,223,476)
Net Assets	100.0%	64,618,208

a	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $18,545,757 and the total market value of the collateral held by the fund is $19,245,184.
b	Non-income producing security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, this security amounted to $839,120 or 1.3% of net assets.
d	Investment in affiliated money market mutual fund.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $104,946,010.

Net unrealized depreciation on investments was $21,104,326 of which $2,491,357 related to appreciated investment securities and $23,595,683 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	83,841,684	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	83,841,684	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Value Fund
November 30, 2008 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)

Consumer Discretionary--24.1%
Abercrombie & Fitch, Cl. A	289,800 a	5,601,834
Advance Auto Parts	455,580	13,831,409
American Eagle Outfitters	639,450	6,138,720
AutoZone	35,420 b	3,868,572
Bed Bath & Beyond	128,680 b	2,610,917
Darden Restaurants	220,790	4,038,249
Dollar Tree	35,946 b	1,522,673
Guess?	157,490	2,083,593
Hanesbrands	444,780 b	5,746,558
Lowe's Cos.	752,670	15,550,162
Mohawk Industries	296,360 a,b	9,110,106
News, Cl. A	1,802,350	14,238,565
Pulte Homes	588,330	6,265,714
Staples	468,470	8,132,639
Urban Outfitters	106,250 b	1,930,563
VF	199,480	10,430,809
		111,101,083
Consumer Staples--8.2%
Cadbury, ADR	100,666	3,421,637
Coca-Cola Enterprises	864,980	7,940,516
Dr. Pepper Snapple Group	351,304 b	5,670,047
Lorillard	64,070	3,871,750
Safeway	13,690	298,442
Smithfield Foods	1,249,763 a,b	8,510,886
Walgreen	314,730	7,786,420
Winn-Dixie Stores	2,810 b	42,009
		37,541,707
Energy--11.8%
CNX Gas	4,380 b	136,087
Oceaneering International	197,560 b	5,100,999
PetroHawk Energy	715,090 b	12,492,622
Range Resources	351,610	14,581,267
Southwestern Energy	524,440 b	18,025,003
Ultra Petroleum	91,410 b	3,713,988
Weatherford International	16,690 b	213,131
		54,263,097
Exchange Traded Funds--.3%
Midcap SPDR Trust Series 1	13,010 a	1,217,606
Financial--13.9%
ACE	299,970	15,673,432
Annaly Capital Management	708,330	10,178,702
Brandywine Realty Trust	19,450	95,694
Comerica	94,660	2,134,583
First Horizon National	256,550 a	2,742,519
Hanover Insurance Group	71,380	2,878,042

HRPT Properties Trust	125,260	345,718
Jefferies Group	159,720 a	1,986,917
Mack-Cali Realty	23,740	450,348
Marsh & McLennan Cos.	4,550	116,025
Moody's	681,450 a	14,794,279
National City	1,232,440	2,477,204
PartnerRe	118,590	8,296,556
Regions Financial	147,590	1,503,942
RenaissanceRe Holdings	8,460	398,720
		64,072,681
Health Care--10.3%
Amylin Pharmaceuticals	765,190 a,b	5,670,058
Elan, ADR	1,851,640 b	11,609,783
Hologic	236,010 b	3,318,301
Hospira	428,920 b	12,880,468
St. Jude Medical	252,290 b	7,071,689
Zimmer Holdings	181,340 b	6,767,609
		47,317,908
Industrial--5.0%
C.H. Robinson Worldwide	59,470	3,037,728
Covanta Holding	264,910 b	5,284,954
JB Hunt Transport Services	4,040 a	108,312
Masco	481,490	4,612,674
McDermott International	370,720 b	3,614,520
Robert Half International	306,430	6,401,323
		23,059,511
Information Technology--11.4%
ASML Holding (NY Shares)	730,820 a	11,203,471
Broadcom, Cl. A	287,200 b	4,397,032
eBay	15,850 b	208,110
Electronic Arts	108,190 b	2,062,102
Intersil, Cl. A	138,570	1,255,444
MasterCard, Cl. A	32,830 a	4,770,199
Maxim Integrated Products	1,051,780	13,010,519
Micron Technology	619,090 a,b	1,696,307
Seagate Technology	252,360	1,062,436
Viacom, Cl. B	406,820 b	6,476,574
Western Union	464,170	6,159,536
		52,301,730
Materials--1.2%
Air Products & Chemicals	46,780	2,234,213
Celanese, Ser. A	89,880	1,038,114
International Paper	177,979	2,215,839
		5,488,166
Telecommunication Services--1.9%
Leap Wireless International	438,560 a,b	8,771,200
Utilities--11.3%
Allegheny Energy	609,280	21,477,120
CMS Energy	1,363,670 a	13,854,887
Dominion Resources	90,240	3,322,637
DPL	645,530	13,439,935
		52,094,579

Total Common Stocks
(cost $652,701,474)		457,229,268

Other Investment--.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,560,000)	1,560,000 [c]	1,560,000
Investment of Cash Collateral for
Securities Loaned--13.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $61,156,430)	61,156,430 [c]	61,156,430

Total Investments (cost $715,417,904)	113.0%	519,945,698
Liabilities, Less Cash and Receivables	(13.0%)	(60,046,804)
Net Assets	100.0%	459,898,894

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $59,267,647 and the total market value of the collateral held by the fund is $61,156,430.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $715,417,904.

Net unrealized depreciation on investments was $195,472,206 of which $10,705,069 related to appreciated investment securities and $206,177,275 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	519,945,698	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	519,945,698	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
November 30, 2008 (Unaudited)

Common Stocks--95.2%	Shares	Value ($)

Australia--1.9%
Amcor	332,938	1,294,757
Insurance Australia Group	249,727	599,400
National Australia Bank	78,090	1,024,225
OZ Minerals	828,684	298,898
		3,217,280
Belgium--.5%
Delhaize Group	15,120	907,480
Brazil--.7%
Petroleo Brasileiro, ADR	19,930	417,334
Tele Norte Leste Participacoes, ADR	48,170	707,136
		1,124,470
China--.5%
PetroChina, ADR	9,491	783,767
Finland--2.6%
Nokia	226,170	3,186,707
UPM-Kymmene	85,273	1,224,237
		4,410,944
France--9.8%
BNP Paribas	15,480	852,089
Cap Gemini	15,090	484,570
Carrefour	15,070	568,842
Credit Agricole	132,901	1,471,537
France Telecom	51,637	1,326,532
Lagardere	17,610	642,569
PPR	5,935	281,636
Sanofi-Aventis	98,730	5,450,226
Total	88,780	4,630,244
Vivendi	31,420	888,202
		16,596,447
Germany--7.9%
Allianz	10,910	903,888
Bayerische Motoren Werke	51,720	1,292,852
Daimler	31,356	982,203
Deutsche Post	111,904	1,605,148
Deutsche Telekom	66,930	926,028
E.ON	38,260	1,338,218
Heidelberger Druckmaschinen	10,690	60,439
MTU Aero Engines Holding	69,150	1,402,170
Muenchener Rueckversicherungs	17,150	2,330,565
RWE	24,994	2,098,367
Siemens	8,880	531,047
		13,470,925
Greece--3.1%
Coca-Cola Hellenic Bottling	93,650	1,439,689
Public Power	264,270	3,847,761
		5,287,450

Hong Kong--2.9%
BOC Hong Kong Holdings	1,874,600	2,157,576
China Mobile, ADR	17,310	793,317
Hutchison Whampoa	201,200	1,009,881
Johnson Electric Holdings	1,958,000	325,908
Yue Yuen Industrial Holdings	390,000	709,539
		4,996,221
Italy--4.9%
Banco Popolare	94,310	860,316
ENI	49,115	1,106,365
Finmeccanica	130,216	1,622,137
Mediaset	261,390	1,408,090
Telecom Italia	1,330,510	1,805,365
UniCredit	354,680	806,163
Unipol Gruppo Finanziario	530,774	760,667
		8,369,103
Japan--23.3%
Aeon	173,700	1,541,254
Canon	48,752	1,441,084
Central Japan Railway	228	1,927,634
Chiyoda	174,300	833,474
Chuo Mitsui Trust Holdings	314,200	1,173,688
Daiwa House Industry	180,000	1,499,215
Dentsu	409	725,390
INPEX	79	505,891
JS Group	98,500	1,383,143
KDDI	353	2,290,049
Kubota	169,100	982,008
Mediceo Paltac Holdings	70,600	759,410
Mitsubishi Chemical Holdings	325,500	1,358,946
Mitsubishi Rayon	343,000	872,125
Mitsubishi UFJ Financial Group	385,900	2,103,734
Murata Manufacturing	10,900	374,092
NGK Spark Plug	138,300	1,157,685
Nissan Motor	183,200	607,663
Nomura Holdings	199,900	1,439,062
Nomura Research Institute	42,600	802,344
Ricoh	52,800	549,160
Rohm	22,100	1,049,848
Sekisui Chemical	70,600	390,786
Sharp	104,000	700,806
Shimamura	12,900	984,001
Sumitomo	31,200	273,575
Sumitomo Mitsui Financial Group	777	2,804,907
Taiheiyo Cement	413,200	579,353
Takata	78,000	608,036
Takeda Pharmaceutical	23,200	1,119,096
THK	63,500	635,199
Tokyo Electron	27,900	757,565
Tokyo Gas	320,200	1,440,682
Toyota Motor	63,600	1,996,442
Yamaha Motor	90,600	856,041

Yamato Holdings	75,000	973,893
		39,497,281
Malaysia--.6%
Malayan Banking	700,775	995,996
Netherlands--2.6%
Aegon	144,175	677,747
Koninklijke Philips Electronics	28,220	457,492
Royal Dutch Shell, Cl. A	122,965	3,264,371
		4,399,610
Russia--.4%
Gazprom, ADR	38,830	671,759
Singapore--1.4%
DBS Group Holdings	290,170	1,804,206
Oversea-Chinese Banking	172,000	585,924
		2,390,130
South Africa--.4%
Nedbank Group	75,834	703,421
South Korea--2.4%
Hyundai Motor	16,386	462,913
KB Financial Group, ADR	29,660 a	604,767
Korea Electric Power, ADR	56,874	528,928
KT, ADR	75,180	852,541
Samsung Electronics	3,372	1,115,583
SK Telecom, ADR	35,630	577,562
		4,142,294
Spain--.2%
Banco Santander	33,000	269,588
Banco Santander (Rights)	33,000 a	20,544
		290,132
Sweden--1.1%
Sandvik	157,900	924,767
Svenska Cellulosa, Cl. B	116,300	933,691
		1,858,458
Switzerland--7.4%
Ciba Holding	6,936	282,239
Clariant	128,402 a	785,854
Nestle	93,710	3,391,777
Novartis	122,176	5,686,115
Swiss Reinsurance	25,989	1,059,683
UBS	112,938 a	1,409,399
		12,615,067
Taiwan--.7%
Compal Electronics	1,309,779	676,746
United Microelectronics	2,404,000	584,950
		1,261,696
United Kingdom--19.9%
Anglo American	109,754	2,589,318
BP	726,076	5,882,017
Centrica	354,314	1,288,722
Centrica (Rights)	30,767 a	35,015
Debenhams	218,980	81,669
Friends Provident	483,410	545,697

GlaxoSmithKline	213,961	3,685,465
HSBC Holdings	283,979	3,122,712
Kingfisher	446,694	820,952
Old Mutual	1,058,610	887,303
Punch Taverns	186,408	359,789
Royal Bank of Scotland Group	337,673	287,185
Royal Dutch Shell, Cl. A	64,240	1,717,098
SABMiller	32,980	533,588
Tesco	432,972	1,966,360
Trinity Mirror	167,340	110,021
Unilever	181,167	4,159,859
Vodafone Group	2,533,238	4,955,675
WPP	143,590	796,655
		33,825,100
Total Common Stocks
(cost $265,194,574)		161,815,031

Preferred Stocks--1.3%

Germany
Henkel & Co.
(cost $3,618,615)	78,590	2,216,644

Total Investments (cost $268,813,189)	96.5%	164,031,675
Cash and Receivables (Net)	3.5%	5,898,583
Net Assets	100.0%	169,930,258

ADR - American Depository Receipts
a Non-income producing security.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $268,813,189.

Net unrealized depreciation on investments was $104,781,514 of which $1,410,722 related to appreciated investment securities and $106,192,236 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At November 30, 2008, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 11/30/2008 ($)

Purchases:
Japanese Yen, expiring 12/1/2008	7,961,316	83,397	83,303	(94)

Sales:
Euro, expiring 12/1/2008	20,680	26,372	26,274	98
British Pound, expiring 12/1/2008	16,586	25,460	25,508	(48)
				50

Total				(44)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	163,732,777	0

Level 2 - Other Significant Observable Inputs	298,898	(44)

Level 3 - Significant Unobservable Inputs	0	0

Total	164,031,675	(44)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
November 30, 2008 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)

Exchange Traded Funds--.5%
Technology Select Sector SPDR Fund	64,129 a	977,967
Industrial--1.6%
China High Speed Transmission
Equipment Group	2,016,411 a	1,587,090
Vestas Wind Systems	28,630 b	1,279,422
		2,866,512
Information Technology--88.9%
Accenture, Cl. A	279,531 a	8,659,870
Activision Blizzard	269,614 b	3,154,484
Adobe Systems	300,805 b	6,966,644
Akamai Technologies	215,143 b	2,639,805
Alliance Data Systems	26,030 a,b	1,127,359
Altera	127,316	1,872,818
Amphenol, Cl. A	74,822	1,737,367
Analog Devices	95,156	1,627,168
Apple	80,768 b	7,484,771
Automatic Data Processing	179,193	7,357,665
Bluestream Ventures, LP	2,935,210 d	2,545,670
BMC Software	38,561 b	962,483
Broadcom, Cl. A	172,105 b	2,634,928
Check Point Software Technologies	64,638 b	1,332,189
Ciena	112,290 a,b	830,946
Cisco Systems	471,743 b	7,802,629
Cognizant Technology Solutions,
Cl. A	357,957 b	6,872,774
Concur Technologies	114,570 a,b	3,144,947
Electronic Arts	125,088 b	2,384,177
Google, Cl. A	16,218 b	4,751,225
Hewlett-Packard	220,260	7,770,773
Infosys Technologies, ADR	76,571 a	1,925,761
Ingenex	7,900 d	0
Intel	373,936	5,160,317
International Business Machines	78,537	6,408,619
Intuit	95,040 b	2,106,086
Juniper Networks	334,858 b	5,819,832
Lam Research	125,610 b	2,537,322
Logitech International	69,832 a,b	911,308
McAfee	77,012 b	2,335,774
Microsoft	390,796	7,901,895
Motorola	507,610	2,187,799
NetApp	253,326 b	3,419,901
Nokia, ADR	284,840	4,036,183
Oracle	303,426 b	4,882,124
QUALCOMM	223,783	7,512,395
Riverbed Technology	95,380 a,b	895,618
SAP, ADR	57,588 a	1,966,054
Sonus Networks	457,720 a,b	709,466
Symantec	60,681 b	729,992
Taiwan Semiconductor
Manufacturing, ADR	484,530	3,464,390
Texas Instruments	294,334	4,582,780

Trimble Navigation	249,396 b	5,077,703
Varian Semiconductor Equipment
Associates	53,988 b	993,379
Visa, Cl. A	31,300	1,645,128
Western Union	71,452	948,168
		161,818,686
Telecommunication Services--7.2%
American Tower, Cl. A	72,438 b	1,973,211
AT & T	126,465	3,611,840
Atheros Communications	48,158 a,b	703,107
Metropcs Communications	182,201 a,b	2,667,423
NeuStar, Cl. A	35,760 b	684,804
Verizon Communications	106,928	3,491,199
		13,131,584
Total Common Stocks
(cost $261,792,317)		178,794,749

Other Investment--2.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,171,000)	4,171,000 [c]	4,171,000
Investment of Cash Collateral for
Securities Loaned--11.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,444,168)	20,444,168 [c]	20,444,168

Total Investments (cost $286,407,485)	111.7%	203,409,917
Liabilities, Less Cash and Receivables	(11.7%)	(21,287,949)
Net Assets	100.0%	182,121,968

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $19,560,298 and the total market value of the collateral held by the fund is $20,444,168.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.
d	Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of
$2,545,670 representing 1.4% of net assets (see below).

Issuer	Acquisition Date	Purchase Price ($)	Net Assets (%)	Valuation ($) †

Bluestream Ventures, LP	4/30/2004-6/11/2008	1.08 per share	1.40	.87 per share
Ingenex	4/30/2004	0 per share	0.0	.00 per share

†  The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $286,407,485.

Net unrealized depreciation on investments was $82,997,568 of which $310,057 related to appreciated investment securities and $83,307,625 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	200,864,247	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	2,545,670	0

Total	203,409,917	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities ($)

Balance as of 8/31/2008	2,994,118

Realized gain (loss)	0

Change in unrealized appreciation (depreciation)	(448,448)

Net purchases (sales)	0

Transfers in and/or out of Level 3	0

Balance as of 11/30/2008	2,545,670

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
November 30, 2008 (Unaudited)

Common Stocks--98.6%	Shares	Value ($)

Banks--3.4%
Bank of America	642,230	10,436,237
U.S. Bancorp	169,230	4,565,825
Wachovia	226,552 a	1,273,222
		16,275,284
Consumer Discretionary--9.8%
Gap	179,110	2,332,012
Home Depot	320,850	7,414,843
Johnson Controls	93,680	1,654,389
Lowe's Cos.	234,350	4,841,671
McDonald's	50,640	2,975,100
News, Cl. A	757,080	5,980,932
NVR	5,900 a,b	2,562,075
O'Reilly Automotive	106,470 b	2,775,673
Omnicom Group	152,900	4,325,541
Ross Stores	95,227 a	2,523,516
Time Warner	660,910	5,981,236
Toll Brothers	170,760 a,b	3,403,247
		46,770,235
Consumer Staples--13.2%
Coca-Cola Enterprises	272,080	2,497,694
CVS Caremark	341,370	9,875,834
Dean Foods	499,055 a,b	7,266,241
Estee Lauder, Cl. A	121,322	3,384,884
Kimberly-Clark	37,170	2,148,054
Kraft Foods, Cl. A	352,196	9,583,253
Molson Coors Brewing, Cl. B	98,130	4,363,841
PepsiCo	97,300	5,516,910
Philip Morris International	175,110	7,382,638
Smithfield Foods	117,335 a,b	799,051
Wal-Mart Stores	185,410	10,360,711
		63,179,111
Energy--15.8%
Cameron International	177,090 b	3,736,599
Chevron	306,390	24,207,874
Devon Energy	101,740	7,359,872
EOG Resources	119,040	10,120,781
Marathon Oil	146,000	3,822,280
Occidental Petroleum	318,480	17,242,507
XTO Energy	228,545	8,739,561
		75,229,474
Financial--22.4%
Ameriprise Financial	103,700	1,914,302
AON	152,300	6,899,190
Arch Capital Group	17,430 a,b	1,181,580
Capital One Financial	58,520 a	2,013,673

Chubb	186,480	9,577,613
Fidelity National Financial, Cl. A	182,700	2,252,691
Fifth Third Bancorp	80,760 a	772,066
First American	79,860	1,918,237
Franklin Resources	113,870	6,917,602
Goldman Sachs Group	26,020	2,055,320
JPMorgan Chase & Co.	586,168	18,558,079
Marsh & McLennan Cos.	146,250	3,729,375
MetLife	338,679	9,740,407
Moody's	210,570 a	4,571,475
National City	333,610	670,556
Northern Trust	104,270	4,784,950
PartnerRe	17,850 a	1,248,786
PNC Financial Services Group	186,120	9,821,552
TD Ameritrade Holding	193,390 b	2,572,087
Travelers Cos.	92,430	4,034,570
Wells Fargo & Co.	379,580	10,966,066
		106,200,177
Health Care--12.6%
Abbott Laboratories	215,600	11,295,284
Amgen	166,620 b	9,254,075
Baxter International	42,210	2,232,909
Covidien	82,990	3,058,181
Merck & Co.	163,040	4,356,429
Pfizer	690,690	11,348,037
Thermo Fisher Scientific	56,780 b	2,025,910
Wyeth	456,710	16,446,127
		60,016,952
Industrials--6.8%
Delta Air Lines	359,660 a,b	3,168,605
Eaton	54,150	2,509,311
Honeywell International	130,250	3,628,765
Lockheed Martin	68,380	5,272,782
Raytheon	90,550	4,418,840
Union Pacific	66,520	3,328,661
Waste Management	351,960 a	10,277,232
		32,604,196
Information Technology--4.9%
Cisco Systems	404,160 b	6,684,806
Hewlett-Packard	135,010	4,763,153
Intel	168,900	2,330,820
Lam Research	127,360 b	2,572,672
McAfee	84,110 b	2,551,056
Microsoft	158,810	3,211,138
RenaissanceRe Holdings	27,200	1,281,936
		23,395,581
Materials--2.0%
Air Products & Chemicals	45,170	2,157,319
Freeport-McMoRan Copper & Gold	97,960	2,350,060
Packaging Corp. of America	107,047	1,598,212
Pactiv	145,900 b	3,646,041
		9,751,632

Telecommunication Services--.7%
QUALCOMM	98,940	3,321,416
Utilities--7.0%
Entergy	109,070	9,281,857
Exelon	146,600	8,240,386
FPL Group	114,970	5,605,937
NRG Energy	224,700 a,b	5,323,143
Questar	152,190	4,898,996
		33,350,319
Total Common Stocks
(cost $580,583,760)		470,094,377

Other Investment--.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,846,000)	1,846,000 [c]	1,846,000
Investment of Cash Collateral for
Securities Loaned--6.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $30,471,210)	30,471,210 [c]	30,471,210
Total Investments (cost $612,900,970)	105.4%	502,411,587
Liabilities, Less Cash and Receivables	(5.4%)	(25,549,228)
Net Assets	100.0%	476,862,359

a	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $30,154,282 and the total market value of the collateral held by the fund is $30,471,210.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At November 30 2008, the aggregate cost of investment securities for income tax purposes was $612,900,970. Net unrealized depreciation on investments was $110,489,383 of which $9,910,076 related to appreciated investment securities and $120,399,459 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	502,411,587	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	502,411,587	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2008 (Unaudited)

Common Stocks--95.7%	Shares	Value ($)

Commercial & Professional Services--5.9%
Avnet	27,100 a	385,904
Brink's	22,200	483,294
Copart	20,400 a	544,068
Dun & Bradstreet	21,700	1,736,000
Gartner	46,000 a,b	706,560
Ingram Micro, Cl. A	26,600 a	286,482
Manpower	22,200	698,856
MPS Group	61,100 a	404,482
Tech Data	38,500 a	671,440
		5,917,086
Communications--1.4%
Telephone & Data Systems	45,300	1,469,985

Consumer Durables--1.9%
Activision Blizzard	40,200 a	470,340
Callaway Golf	55,100	554,857
Hasbro	20,100 b	538,680
Tupperware Brands	20,000	393,400
		1,957,277
Consumer Non-Durables--5.2%
American Greetings, Cl. A	32,900	379,008
Blyth	32,900	272,741
Central European Distribution	20,800 a,b	491,712
Church & Dwight	13,300	790,552
Hormel Foods	15,300 a	406,368
PepsiAmericas	28,800	482,688
Ralcorp Holdings	13,900 a	869,584
Universal	26,200 b	837,614
Warnaco Group	38,200 a	683,780
		5,214,047
Consumer Services--2.6%
Brinker International	81,800 b	543,152
ITT Educational Services	16,000 a,b	1,441,280
John Wiley & Sons, Cl. A	10,600	381,176
Service Corporation International	38,900	226,398
		2,592,006
Electronic Technology--5.9%
CommScope	41,200 a	465,148
Harris	14,400	502,272
Integrated Device Technology	110,000 a	568,700
Intersil, Cl. A	60,100	544,506
Jabil Circuit	60,000	394,800
L-3 Communications Holdings	3,700	248,529
Rockwell Automation	15,300	476,595
Semtech	87,900 a,b	995,028
Synopsys	22,400 a	359,072
Western Digital	69,200 a	844,240
Zebra Technologies, Cl. A	24,500 a	518,420
		5,917,310
Energy Minerals--3.6%
Cimarex Energy	42,000	1,191,540

Denbury Resources	25,000 a	238,250
Encore Acquisition	17,100 a	452,124
Murphy Oil	6,000	264,300
Southwestern Energy	43,100 a	1,481,347
		3,627,561
Finance--18.9%
AMB Property	34,200 b	588,924
American Financial Group	53,050	1,086,994
Cincinnati Financial	28,000	818,720
FirstMerit	54,900	1,207,800
GATX	22,900 b	644,635
HCC Insurance Holdings	62,200	1,449,882
Hospitality Properties Trust	79,200	907,632
Host Hotels & Resorts	47,300 b	355,696
Hudson City Bancorp	81,300	1,358,523
Jones Lang LaSalle	27,600 b	657,708
Macerich	19,800 b	266,508
Nasdaq OMX Group	14,000 a,b	301,000
Nationwide Health Properties	14,600	330,398
Philadelphia Consolidated Holding	9,200 a	565,340
Potlatch	13,100	349,508
ProLogis	23,900	91,537
Raymond James Financial	59,800 b	1,313,806
Reinsurance Group of America	14,200 b	575,810
StanCorp Financial Group	44,000	1,465,640
SVB Financial Group	26,300 a,b	1,053,315
Synovus Financial	50,700 b	421,824
Transatlantic Holdings	8,500	336,940
UDR	55,800	844,254
Weingarten Realty Investors	47,100 b	671,646
Westamerica Bancorporation	25,600	1,360,896
		19,024,936
Health Care Technology--9.2%
Dentsply International	58,800	1,533,504
Edwards Lifesciences	12,000 a,b	597,240
Hologic	30,000 a	421,800
IDEXX Laboratories	14,000 a,b	432,740
Life Technologies	68,600 a,b	1,790,460
Medicis Pharmaceutical, Cl. A	25,000	305,750
Perrigo	30,000 b	1,032,300
STERIS	27,100 b	749,315
Techne	9,300	576,693
Varian Medical Systems	8,900 a	359,204
Vertex Pharmaceuticals	43,000 a	1,057,370
Warner Chilcott, Cl. A	32,600 a	431,950
		9,288,326
Industrial Services--3.9%
Cameron International	23,600 a	497,960
Dycom Industries	43,300 a	257,202
Fluor	11,800	537,372
FMC Technologies	26,100 a	716,967
Helmerich & Payne	12,000	304,320
Jacobs Engineering Group	15,400 a	689,458
KBR	24,400	335,988
Oil States International	11,000 a	235,620
Patterson-UTI Energy	26,100	325,989
		3,900,876
Non-Energy Minerals--1.6%

AK Steel Holding	22,700	178,876
Reliance Steel & Aluminum	19,700	406,214
Worthington Industries	78,500 b	1,042,480
		1,627,570
Process Industries--4.2%
Crown Holdings	38,600 a	619,530
Lubrizol	13,000	456,560
Minerals Technologies	28,200	1,323,990
Olin	28,800 b	471,744
Owens-Illinois	34,300 a	693,546
Terra Industries	43,400	638,414
		4,203,784
Producer Manufacturing--6.7%
AGCO	29,400 a	723,828
ArvinMeritor	20,000 b	79,000
Gardner Denver	33,700 a	834,075
Gentex	29,300	256,961
Hubbell, Cl. B	36,200	1,082,380
Ingersoll-Rand, Cl. A	18,000	282,240
Kennametal	13,800	258,060
Manitowoc	35,300	278,164
Mettler-Toledo International	8,800 a	723,800
Nordson	21,400 b	694,430
Oshkosh	36,900	258,300
SPX	24,000	895,680
Toro	14,500 b	412,380
		6,779,298
Retail Trade--7.0%
Advance Auto Parts	29,100	883,476
Aeropostale	52,950 a,b	800,604
BJ's Wholesale Club	29,300 a,b	1,048,354
Dollar Tree	34,600 a	1,465,656
Family Dollar Stores	23,900	663,942
GameStop, Cl. A	17,800 a	388,930
Tiffany & Co.	13,500 b	267,165
Urban Outfitters	82,700 a	1,502,659
		7,020,786
Technology Services--7.5%
ANSYS	21,000 a	606,060
Computer Sciences	20,600 a	573,916
DST Systems	7,500 a	283,575
Express Scripts	8,100 a	465,831
LifePoint Hospitals	30,800 a,b	617,848
Lincare Holdings	41,100 a	983,523
NCR	38,900 a	590,502
Parametric Technology	55,600 a	642,736
Sohu.com	6,500 a,b	315,510
Stericycle	8,200 a	469,860
Sybase	50,200 a	1,236,928
Universal Health Services, Cl. B	20,000	743,000
		7,529,289
Transportation--1.1%
Frontline	15,000 b	443,100
Kansas City Southern	17,700 a	387,984
Southwest Airlines	27,500	237,875
		1,068,959

Utilities--9.1%
Alliant Energy	39,100	1,246,117
CenterPoint Energy	96,300	1,245,159
Hawaiian Electric Industries	55,700 b	1,518,939
Integrys Energy	16,500	728,970
NV Energy	148,400	1,406,832
Pepco Holdings	42,000	755,580
Southern Union	38,300	526,242
UGI	40,100	936,736
WGL Holdings	22,300 b	805,030
		9,169,605
Total Common Stocks
(cost $152,648,473)		96,308,701

Other Investment--3.7%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,718,000)	3,718,000 [c]	3,718,000

Investment of Cash Collateral for
Securities Loaned--17.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $17,245,507)	17,245,507 [c]	17,245,507

Total Investments (cost $173,611,980)	116.5%	117,272,208
Liabilities, Less Cash and Receivables	(16.5%)	(16,606,238)
Net Assets	100.0%	100,665,970

a	Non-income producing security.
b	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $16,916,202 and the total market value of the collateral held by the fund is $17,245,507.
c	Investment in affiliated money market mutual fund.

At November 30, 2008 , the aggregate cost of investment securities for income tax purposes was $173,611,980.

Net unrealized depreciation on investments was $56,339,772 of which $1,169,253 related to appreciated investment securities and $57,509,025 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	117,272,208	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	117,272,208	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Select Midcap Growth Fund
November 30, 2008 (Unaudited)

Common Stocks--97.8%	Shares	Value ($)

Consumer Discretionary--16.4%
Burger King Holdings	34,945	751,667
DeVry	11,030	634,004
Family Dollar Stores	18,900	525,042
GameStop, Cl. A	19,705 a	430,554
Morningstar	7,415 a,b	238,763
Polo Ralph Lauren	13,290 b	574,128
Priceline.com	7,800 a,b	538,200
Urban Outfitters	31,885 a	579,350
Wynn Resorts	4,955 a,b	197,308
		4,469,016
Consumer Staples--2.2%
Estee Lauder, Cl. A	21,680	604,872
Energy--10.2%
Cameron International	20,430 a	431,073
Core Laboratories	7,710 b	513,563
Helmerich & Payne	18,570	470,935
Smith International	12,630	369,301
Southwestern Energy	17,460 a	600,100
Superior Energy Services	23,085 a	388,982
		2,773,954
Financial--6.7%
IntercontinentalExchange	9,105 a	670,128
Nasdaq OMX Group	28,820 a	619,630
T. Rowe Price Group	15,305 b	523,584
		1,813,342
Health Care--10.3%
Cephalon	8,035 a,b	590,412
Gilead Sciences	25,380 a	1,136,770
IDEXX Laboratories	15,260 a,b	471,687
Varian Medical Systems	15,170 a	612,261
		2,811,130
Industrial--16.3%
C.H. Robinson Worldwide	19,050	973,074
Covanta Holding	32,180 a	641,991
Fastenal	15,715 b	605,185
Flowserve	11,825	595,152
Stericycle	16,485 a	944,591
W.W. Grainger	9,480	669,004
		4,428,997
Information Technology--24.0%
Amdocs	12,485 a	234,593
Amphenol, Cl. A	27,210	631,816
Baidu.com, ADR	2,790 a	379,105
Dolby Laboratories, Cl. A	30,795 a	918,307
FactSet Research Systems	15,625 b	625,000

FLIR Systems	22,905 a,b	710,513
Global Payments	15,015	543,093
Mettler-Toledo International	9,050 a	744,363
SAIC	35,215 a	626,827
Satyam Computer Services, ADR	41,090 b	523,076
Trimble Navigation	28,710 a	584,536
		6,521,229
Materials--7.0%
Airgas	16,395	586,121
CF Industries Holdings	4,265	224,467
FMC	14,475	632,558
Sigma-Aldrich	10,475	451,577
		1,894,723
Software--2.5%
BMC Software	27,645 a	690,019
Utilities--2.2%
Questar	18,230	586,824
Total Common Stocks
(cost $37,877,953)		26,594,106

Other Investment--3.2%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $854,000)	854,000 [c]	854,000

Investment of Cash Collateral for
Securities Loaned--18.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $5,115,777)	5,115,777 [c]	5,115,777

Total Investments (cost $43,847,730)	119.8%	32,563,883
Liabilities, Less Cash and Receivables	(19.8%)	(5,381,811)
Net Assets	100.0%	27,182,072

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $5,025,164 and the total market value of the collateral held by the fund is $5,115,777.
c	Investment in affiliated money market mutual fund.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $43,847,730.

Net unrealized depreciation on investments was $11,283,847 of which $270,656 related to appreciated investment securities and $11,554,503 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	32,563,883	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	32,563,883	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 26, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)